Shareholders' equity and share-based payments	12 Months Ended
Dec. 31, 2017
Shareholders' equity and share-based payments
Shareholders' equity and share-based payments

9) Shareholders’ equity and share-based payments

9.1) Shareholders’ equity

Number of TOTAL shares

There is only one category of shares of TOTAL S.A., and the shares have a par value of €2.50, as of December 31, 2017. Shares may be held in either bearer or registered form.

Double voting rights are assigned to shares that are fully-paid and held in registered form in the name of the same shareholder for at least two years, with due consideration for the total portion of the share capital represented. Double voting rights are also assigned, in the event of an increase in share capital by incorporation of reserves, profits or premiums, to registered shares granted for free to a shareholder due to shares already held that are entitled to this rights.

Pursuant to the Company's bylaws (Statutes), no shareholder may cast a vote at a shareholders' meeting, either by himself or through an agent, representing more than 10% of the total voting rights for the Company's shares. This limit applies to the aggregated amount of voting rights held directly, indirectly or through voting proxies. However, in the case of double voting rights, this limit may be extended to 20%.

These restrictions no longer apply if any individual or entity, acting alone or in concert, acquires at least two-thirds of the total share capital of the Company, directly or indirectly, following a public tender offer for all of the Company’s shares.

The authorized share capital amounts to 3,434,245,369 shares as of December 31, 2017 compared to 3,449,682,749 shares as of December 31, 2016 and 3,467,448,093 as of December 31, 2015. As of December 31, 2017, the share capital of TOTAL S.A. amounted to €6,322,474,040.

Share cancellation

TOTAL S.A. did not cancel any shares in 2017.

In 2016, TOTAL S.A. reduced the Company's capital through the cancellation of shares.

At the meeting held on December 15, 2016, and pursuant to the authorization of the Extraordinary Shareholders’ Meeting of May 11, 2012, the Board of Directors of TOTAL S.A. decided to cancel 100,331,268 treasury shares that TOTAL S.A. had previously bought back off-market from four of its 100% indirectly controlled subsidiaries. Following this transaction the Group affiliates no longer hold treasury shares. This buyback of shares had no impact on the consolidated financial statements of TOTAL S.A., the fully-diluted weighted-average shares and the earnings per share.

TOTAL S.A. did not cancel any shares in 2015.

Variation of the share capital

As of December 31, 2014		2,385,267,525
Shares issued in connection with:	Capital increase reserved for employees	10,479,410
	Capital increase within stock dividend (2014 remainder and first interim dividend for 2015)	42,841,342
	Exercise of TOTAL share subscription options	1,469,606
As of December 31, 2015 (a)		2,440,057,883
Shares issued in connection with:	Capital increase within stock dividend (second interim dividend for 2015, third interim dividend for 2015, 2015 remainder and first interim dividend for 2016)	88,401,329
	Exercise of TOTAL share subscription options	2,237,918
	Cancellation of treasury shares	(100,331,268)
As of December 31, 2016 (b)		2,430,365,862
Shares issued in connection with:	Capital increase reserved for employees	9,532,190
	Capital increase within stock dividend (second interim dividend for 2016, third interim dividend for 2016, 2016 remainder and first interim dividend for 2017)	86,442,256
	Exercise of TOTAL share subscription options	2,649,308
As of December 31, 2017 (c)		2,528,989,616

(a)	Including 113,967,758 treasury shares deducted from consolidated shareholders’ equity.
(b)	Including 10,587,822 treasury shares deducted from consolidated shareholders’ equity.
(c)	Including 8,376,756 treasury shares deducted from consolidated shareholders’ equity.

Capital increase reserved for Group employees

The Combined General Meeting of May 24, 2016, delegated to the Board of Directors in its twenty-third resolution, the authority to carry out, a capital increase, in one or more occasions within a maximum period of twenty-six months, reserved to members of a company or group savings plan of the Company.

Pursuant to this delegation, the Board of Directors, during its meeting on July 26, 2017, decided to proceed with a capital increase reserved for employees and retirees of the Company that included a classic offering and a leveraged offering depending on the employees’ choice, within the limit of 18 million shares with immediate dividend rights. The Board of Directors has delegated all powers to the Chairman and Chief Executive Officer to determine the opening and closing of the subscription period and the subscription price. This capital increase, to be open in 2018, is expected to be completed before the General Meeting of 2018.

In 2017, TOTAL S.A. proceeded with a capital increase reserved for employees and retirees of the Company which resulted in the subscription of 9,350,220 shares with a par value of €2.50 at a unit price of €38.10 and of the issuance of 181,970 shares with a par value of €2.50 granted as free shares. The issuance of the shares was acknowledged on April 26, 2017. Moreover, the Board of Directors, during its meeting on April 26, 2017, based on the twenty-fourth resolution of the Combined General Meeting of May 24, 2016, decided to grant 10,393 free shares to 2,086 beneficiaries subject to a continued employment condition during the five-year acquisition period that will end on April 26, 2022, as a deferred contribution.

Treasury shares

Accounting policies

Treasury shares of the parent company held by its subsidiaries or itself are deducted from consolidated shareholders’ equity. Gains or losses on sales of treasury shares are excluded from the determination of net income and are recognized in shareholders’ equity.

TOTAL shares held by TOTAL S.A.

As of December 31,	2017	2016	2015
Number of treasury shares	8,376,756	10,587,822	13,636,490
Percentage of share capital	0.33%	0.44%	0.56%

Of which shares allocated to TOTAL share grant plans for Group employees	8,345,847	10,555,887	13,603,525
Of which shares intended to be allocated to new TOTAL share purchase option plans or to new share grant plans	30,909	31,935	32,965

TOTAL shares held by Group subsidiaries

As of December 31,	2017	2016	2015
Number of shares held by Group subsidiaries	—	—	100,331,268
Percentage of share capital	—	—	4.11%

Of which shares held by a consolidated subsidiary, Total Nucléaire, 100% indirectly controlled by TOTAL S.A.	—	—	2,023,672
Of which shares held by subsidiaries of Elf Aquitaine (Financière Valorgest, Sogapar and Fingestval), 100% indirectly controlled by TOTAL S.A.	—	—	98,307,596

Paid-in surplus

In accordance with French law, the paid-in surplus corresponds to premiums related to shares issuances, contributions or mergers of the parent company which can be capitalized or used to offset losses if the legal reserve has reached its minimum required level. The amount of the paid-in surplus may also be distributed subject to taxation except in cases of a refund of shareholder contributions.

As of December 31, 2017, paid-in surplus relating to TOTAL S.A. amounted to €32,882 million (€28,961 million as of December 31, 2016 and €30,265 million as of December 31, 2015).

Reserves

Under French law, 5% of net income must be transferred to the legal reserve until the legal reserve reaches 10% of the nominal value of the share capital. This reserve cannot be distributed to the shareholders other than upon liquidation but can be used to offset losses.

If wholly distributed, the unrestricted reserves of the parent company would be taxed for an approximate amount of $750 million as of December 31, 2017 ($569 million as of December 31, 2016 and $630 million as of December 31, 2015) with regards to additional corporation tax to be applied on regulatory reserves so that they become distributable.

Earnings per share

Accounting policies

Earnings per share is calculated by dividing net income (Group share) by the weighted-average number of common shares outstanding during the period, excluding TOTAL shares held by TOTAL S.A. (Treasury shares) and TOTAL shares held by the Group subsidiaries which are deducted from consolidated shareholders’ equity.

Diluted earnings per share is calculated by dividing net income (Group share) by the fully-diluted weighted-average number of common shares outstanding during the period. Treasury shares held by the parent company, TOTAL S.A., and TOTAL shares held by the Group subsidiaries are deducted from consolidated shareholders’ equity. These shares are not considered outstanding for purposes of this calculation which also takes into account the dilutive effect of stock options, share grants and capital increases with a subscription period closing after the end of the fiscal year.

The weighted-average number of fully-diluted shares is calculated in accordance with the treasury stock method provided for by IAS 33. The proceeds, which would be recovered in the event of an exercise of rights related to dilutive instruments, are presumed to be a share buyback at the average market price over the period. The number of shares thereby obtained leads to a reduction in the total number of shares that would result from the exercise of rights.

In compliance with IAS 33, earnings per share and diluted earnings per share are based on the net income after deduction of the remuneration due to the holders of deeply subordinated notes.

The variation of both weighted-average number of shares and weighted-average number of diluted shares respectively used in the calculation of earnings per share and fully-diluted earnings per share is detailed as follows:

	2017	2016	2015
Number of shares as of January 1,	2,430,365,862	2,440,057,883	2,385,267,525
Number of shares issued during the year (pro rated)
Exercise of TOTAL share subscription options	1,198,036	538,621	662,351
Exercise of TOTAL share purchase options	—	—	—
TOTAL performance shares	1,105,796	1,524,172	103,131
Capital increase reserved for employees	6,354,793	—	6,986,273
Capital increase within stock dividend	53,365,971	51,029,237	13,343,379
Buyback of treasury shares on December 15, 2016	—	4,180,470	—
Cancellation of treasury shares on December 15, 2016	—	(4,180,470)	—
TOTAL shares held by TOTAL S.A. or by its subsidiaries and deducted from shareholders’ equity	(10,587,822)	(113,967,758)	(111,324,719)
Weighted-average number of shares	2,481,802,636	2,379,182,155	2,295,037,940
Dilutive effect
TOTAL share subscription and purchase options	727,864	630,474	1,168,644
TOTAL performance shares	10,238,411	9,058,264	7,647,690
Capital increase reserved for employees	1,987,502	843,043	581,268
Weighted-average number of diluted shares	2,494,756,413	2,389,713,936	2,304,435,542

Earnings per share in euros

The earnings per share in euros, obtained from the earnings per share in dollars, converted by using the average exchange rate euro/dollar, is €2.97 per share for 2017 closing (€2.28 for 2016 closing). The fully-diluted earnings per share calculated by using the same method is €2.96 per share for 2017 closing (€2.27 for 2016 closing).

Dividend

For the fiscal year 2017, TOTAL S.A. already paid two quarterly interim dividends:

- Payment of the first interim dividend for the fiscal year 2017 of €0.62 per share, decided by the Board of Directors on September 20, 2017 has been done in cash or in shares on October 12, 2017 (the ex-dividend date was September 25, 2017). The number of shares issued in lieu of the cash dividend was based on the dividend amount divided by €41.12 per share, equal to the average Euronext Paris opening price of the shares for the 20 trading days preceding the Board of the Directors meeting on September 20, 2017 reduced by the amount of the first interim dividend, with a 5% discount. On October 12, 2017, 25,633,559 shares have been issued at a price of €41.12  per share.

- Payment of the second interim dividend for the fiscal year 2017 of €0.62 per share, decided by the Board of Directors on December 12, 2017 has been done in cash or in shares on January 11, 2018 (the ex-dividend date was December 19, 2017). The number of shares issued in lieu of the cash dividend was based on the dividend amount divided by €46.55 per share, equal to the average Euronext Paris opening price of the shares for the 20 trading days preceding the Board of Directors meeting, reduced by the amount of the second interim dividend, without any discount. On January 11, 2018, 7,087,904 shares have been issued at a price of €46.55 per share.

The Board of Directors, during its October 26, 2017 meeting, decided to set the third quarterly interim dividend for the fiscal year 2017 at €0.62 per share. This interim dividend will be paid in cash or in shares on April 9, 2018 (the ex-dividend date will be March 19, 2018).

A resolution will be submitted at the shareholders’ meeting on June 1st, 2018 to pay a dividend of €2.48 per share for the 2017 fiscal year, as a balance of €0.62 per share to be distributed after deducting the three quarterly interim dividends of €0.62 per share that will have already been paid.

Issuance of perpetual subordinated notes

The Group did not issue any perpetual subordinated notes in 2017.

In 2016, the Group issued three tranches of perpetual subordinated notes in euros through TOTAL S.A.:

- Deeply subordinated note 3.875% perpetual maturity callable after 6 years (€1,750 million)

- Deeply subordinated note 2.708% perpetual maturity callable after 6.6 years (€1,000 million)

- Deeply subordinated note 3.369% perpetual maturity callable after 10 years (€1,500 million)

In 2015, the Group issued two tranches of perpetual subordinated notes in euros through TOTAL S.A.:

- Deeply subordinated note 2.250% perpetual maturity callable after 6 years (€2,500 million)

- Deeply subordinated note 2.625% perpetual maturity callable after 10 years (€2,500 million)

Based on their characteristics (mainly no mandatory repayment and no obligation to pay a coupon except in the event of a dividend distribution) and in compliance with IAS 32 standard – Financial instruments - Presentation, these notes were recorded in equity.

As of December 31, 2017, the amount of the perpetual deeply subordinated note booked in the Group shareholders' equity is $10,328 million. The coupons attributable to the holders of these securities are booked in deduction of the Group shareholders' equity for an amount of $302 million for fiscal year 2017 closing. The tax saving due to these coupons is booked in the statement of income.

Other comprehensive income

Detail of other comprehensive income showing both items potentially reclassifiable and those not potentially reclassifiable from equity to net income is presented in the table below:

For the year ended December 31,
(M$)	2017		2016		2015
Actuarial gains and losses		823		(371)		557
Tax effect		(390)		55		(278)
Currency translation adjustment generated by the parent company		9,316		(1,548)		(7,268)
Sub-total items not potentially reclassifiable to profit & loss		9,749		(1,864)		(6,989)
Currency translation adjustment		(2,578)		(1,098)		2,456
– Unrealized gain/(loss) of the period	(2,408)		(543)		3,032
– Less gain/(loss) included in net income	170		555		576
Available for sale financial assets		7		4		9
– Unrealized gain/(loss) of the period	7		4		10
– Less gain/(loss) included in net income	—		—		1
Cash flow hedge		324		239		(185)
– Unrealized gain/(loss) of the period	584		186		(390)
– Less gain/(loss) included in net income	260		(53)		(205)
Share of other comprehensive income of equity affiliates, net amount		(677)		935		120
– Unrealized gain/(loss) of the period	(655)		933		118
– Less gain/(loss) included in net income	22		(2)		(2)
Other		—		1		1
Tax effect		(100)		(76)		53
Sub-total items potentially reclassifiable to profit & loss		(3,024)		5		2,454
Total other comprehensive income, net amount		6,725		(1,859)		(4,535)

The currency translation adjustment by currency is detailed in the following table:

As of December 31, 2017			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	9,316	9,316	—	—	—
Currency translation adjustment	(2,578)	(3,275)	462	3	232
Currency translation adjustment of equity affiliates	(730)	(1,099)	(25)	207	187
Total currency translation adjustment recognized in comprehensive income	6,008	4,943	436	210	419

As of December 31, 2016			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(1,548)	(1,548)	—	—	—
Currency translation adjustment	(1,098)	(184)	(887)	7	(34)
Currency translation adjustment of equity affiliates	890	223	54	643	(30)
Total currency translation adjustment recognized in comprehensive income	(1,756)	(1,509)	(833)	650	(64)

As of December 31, 2015			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(7,268)	(7,268)	—	—	—
Currency translation adjustment	2,456	3,318	(267)	(3)	(592)
Currency translation adjustment of equity affiliates	87	903	16	(718)	(114)
Total currency translation adjustment recognized in comprehensive income	(4,725)	(3,047)	(251)	(721)	(706)

Tax effects relating to each component of other comprehensive income are as follows:

	2017			2016			2015
For the year ended December 31,	Pre-tax	Tax	Net	Pre-tax	Tax	Net	Pre-tax	Tax	Net
(M$)	amount	effect	amount	amount	effect	amount	amount	effect	amount
Actuarial gains and losses	823	(390)	433	(371)	55	(316)	557	(278)	279
Currency translation adjustment generated by the parent company	9,316	—	9,316	(1,548)	—	(1,548)	(7,268)	—	(7,268)
Sub-total items not potentially reclassifiable to profit & loss	10,139	(390)	9,749	(1,919)	55	(1,864)	(6,711)	(278)	(6,989)
Currency translation adjustment	(2,578)	—	(2,578)	(1,098)	—	(1,098)	2,456	—	2,456
Available for sale financial assets	7	(3)	4	4	—	4	9	(5)	4
Cash flow hedge	324	(97)	227	239	(76)	163	(185)	58	(127)
Share of other comprehensive income of equity affiliates, net amount	(677)	—	(677)	935	—	935	120	—	120
Other	—	—	—	1	—	1	1	—	1
Sub-total items potentially reclassifiable to profit & loss	(2,924)	(100)	(3,024)	81	(76)	5	2,401	53	2,454
Total other comprehensive income	7,215	(490)	6,725	(1,838)	(21)	(1,859)	(4,310)	(225)	(4,535)

Non-controlling interests

As of December 31, 2017, no subsidiary has non-controlling interests that would be material to the Group financial statements.

9.2) Share-based payments

Accounting policies

The Group may grant employees stock options, create employee share purchase plans and offer its employees the opportunity to subscribe to reserved capital increases. These employee benefits are recognized as expenses with a corresponding credit to shareholders’ equity.

The expense is equal to the fair value of the instruments granted. The expense is recognized on a straight-line basis over the period in which the advantages are acquired.

The fair value of the options is calculated using the Black-Scholes model at the grant date.

For restricted share plans, the fair value is calculated using the market price at the grant date after deducting the expected distribution rate during the vesting period. The number of allocated equity instruments can be revised during the vesting period in cases of non compliance with performance conditions, with the exception of those related to the market, or according to the rate of turnover of the beneficiaries.

The cost of employee-reserved capital increases is immediately expensed.

The cost of the capital increase reserved for employees consists of the cost related to the discount on all the shares subscribed using both the classic and the leveraged schemes, and the opportunity gain for the shares subscribed using the leveraged scheme. This opportunity gain corresponds to the benefit of subscribing to the leveraged offer, rather than reproducing the same economic profile through the purchase of options in the market for individual investors.

The global cost is reduced to take into account the non transferability of the shares that could be subscribed by the employees over a period of five years. The valuation method of non transferability of the shares is based on a strategy cost in two steps consisting, first, in a five years forward sale of the nontransferable shares, and second, in purchasing the same number of shares in cash with a loan financing reimbursable “in fine”.

A.  TOTAL share subscription option plans

							Weighted
							average
							exercise
							price
	2007 Plan	2008 Plan	2009 Plan	2010 Plan	2011 Plan	Total	(in euros)
Date of the shareholders’ meeting	5/11/2007	5/11/2007	5/11/2007	5/21/2010	5/21/2010
Date of the award(a)	7/17/2007	10/9/2008	9/15/2009	9/14/2010	9/14/2011
Strike price	60.10	42.90	39.90	38.20	33.00
Expiry date	7/17/2015	10/9/2016	9/15/2017	9/14/2018	9/14/2019
Number of options(b)
Existing options as of January 1, 2015	5,847,965	3,215,884	3,011,269	3,701,218	859,075	16,635,411	46.85
Granted	—	—	—	—	—	—	—
Cancelled(b)	(5,847,965)	—	—	—	—	(5,847,965)	60.10
Exercised	—	(654,382)	(300,486)	(377,972)	(136,766)	(1,469,606)	40.16
Existing options as of January 1, 2016	—	2,561,502	2,710,783	3,323,246	722,309	9,317,840	39.58
Granted	—	—	—	—	—	—	—
Cancelled(b)	—	(1,794,304)	—	—	—	(1,794,304)	42.90
Exercised	—	(767,198)	(931,730)	(443,009)	(95,981)	(2,237,918)	40.30
Existing options as of January 1, 2017	—	—	1,779,053	2,880,237	626,328	5,285,618	38.16
Granted	—	—	—	—	—	—	—
Cancelled(b)	—	—	(195,370)	—	—	(195,370)	39.90
Exercised	—	—	(1,583,683)	(929,865)	(135,760)	(2,649,308)	38.95
Existing options as of December 31, 2017	—	—	—	1,950,372	490,568	2,440,940	37.15

(a)	The grant date is the date of the Board meeting awarding the share subscription options, except for the grant of October 9, 2008, decided by the Board on September 9, 2008.
(b)

Out of the options canceled in 2015, 2016 and 2017, 5,847,965 options that were not exercised expired on July 17, 2015 due to the expiry of the 2007 plan, 1,794,304 options that were not exercised expired on October 9, 2016 due to the expiry of the 2008 plan and 195,370 options that were not exercised expired on September 15, 2017 due to expiry of 2009 plan.

Options are exercisable, subject to a continuous employment condition, after a 2 -year period from the date of the Board meeting awarding the options and expire eight years after this date. The underlying shares may not be transferred during four years from the date of grant. For the 2007 to 2011 Plans, the 4‑year transfer restriction period does not apply to employees of non-French subsidiaries as of the date of the grant, who may transfer the underlying shares after a 2-year period from the date of the grant.

Since the 2011 Plan, no new TOTAL share subscription option plan or TOTAL share purchase plan was decided.

B.  TOTAL performance share grants

	2013 Plan	2014 Plan	2015 Plan	2016 Plan	2017 Plan		Total
Date of the shareholders’ meeting	5/13/2011	5/16/2014	5/16/2014	5/24/2016	5/24/2016
Date of the award	7/25/2013	7/29/2014	07/28/2015	7/27/2016	7/26/2017
Date of the final award (end of the vesting period)	7/26/2016	7/30/2017	07/29/2018	7/28/2019	7/27/2020
Transfer authorized as from	7/26/2018	7/30/2019	07/29/2020	7/29/2021	7/28/2022
Grant date IFRS 2 fair value	32.64	€44.66	€35.90	€35.37	€35.57	€
Number of performance shares
Outstanding as of January 1, 2015	4,434,460	4,475,030	—	—	—		8,909,490
Notified	—	—	4,761,935	—	—		4,761,935
Cancelled	(28,230)	(22,630)	(1,430)	—	—		(52,290)
Finally granted	(55,400)	(49,940)	—	—	—		(105,340)
Outstanding as of January 1, 2016	4,350,830	4,402,460	4,760,505	—	—		13,513,795
Notified	—	—	—	5,639,400	—		5,639,400
Cancelled (a)	(1,303,506)	(37,100)	(29,170)	(1,730)	—		(1,371,506)
Finally granted (a)	(3,047,324)	(860)	(600)	(110)	—		(3,048,894)
Outstanding as of January 1, 2017	—	4,364,500	4,730,735	5,637,560	—		14,732,795
Notified	—	—	—	—	5,679,949		5,679,949
Cancelled	—	(2,157,820)	(31,480)	(29,050)	(910)		(2,219,260)
Finally granted	—	(2,206,680)	(1,950)	(1,410)	—		(2,210,040)
Outstanding as of December 31, 2017	—	—	4,697,305	5,607,100	5,679,039		15,983,444

(a)	The number of performance shares finally granted in 2016 has been adjusted by 226 performance shares granted in 2017.

The performance shares, which are bought back by the Company on the market, are finally granted to their beneficiaries after a 3-year vesting period for the 2013 Plan and following Plans, from the date of the grant. The final grant is subject to a continued employment condition and one performance condition for the 2013 and 2014 Plans and two performance conditions for the 2015 and following Plans. Moreover, the transfer of the performance shares finally granted will not be permitted until the end of a 2-year holding period from the date of the final grant.

2017 Plan

The Board of Directors decided on July 26, 2017 to proceed with TOTAL performance share grants in favor of certain employees and executive directors of the Company or companies of the Group, subject to the fulfillment of the presence conditions and of the two performance conditions.

The presence condition applies to all shares.

The performance conditions, each of them respectively representing 50% of the final grant rate, are as follows:

•

The Group ranking relative to those of its peers (ExxonMobil, Royal Dutch Shell, BP and Chevron) according to the Total Shareholder Return (TSR) criteria, which is evaluated annually using the average of closing prices over one quarter, in USD, at the beginning and at the end of each three-year period (Q4 year N / Q4 year N‑3). The dividend is considered as being reinvested on the closing price basis, on the ex-dividend date.

•

The Group ranking relative to those of its peers (ExxonMobil, Royal Dutch Shell, BP and Chevron), which is evaluated annually using the yearly variation in net cash-flow per share, in USD, as released by companies.

Depending on Total S.A.’s ranking, a grant rate is determined each year, for both criterion :

- 1st place: 180% of the grant ;

- 2nd place: 130% of the grant ;

- 3rd place: 80% of the grant ;

- 4th and 5th places: 0% of the grant.

For both conditions, the average of the three “attribution rates” (on each of the three financial years on which the performance conditions are based), will be expressed in percentage and capped at 100%.

The performance conditions apply for all shares granted to senior executives. The first 150 shares granted to non-senior executive are not subject to the performance conditions, but all shares beyond this threshold are.

C.  SunPower plans

SunPower has three stock incentive plans: the Third Amended and Restated 2005 SunPower Corporation Stock Incentive Plan (“2005 Plan”), the PowerLight Corporation Common Stock Option and Common Stock Purchase Plan (“PowerLight Plan”) and the SunPower Corporation 2015 Omnibus Incentive Plan (“2015 Plan”). The PowerLight Plan was assumed by SunPower by way of the acquisition of PowerLight in fiscal 2007. Under the terms of all plans, SunPower may issue incentive or non-statutory stock options or stock purchase rights to directors, employees and consultants to purchase common stock. The 2015 Plan, which subsequently replaced the 2005 Plan, was adopted by the SunPower’s Board of Directors in February 2015, and was approved by shareholders in June 2015. The 2015 Plan allows for the grant of options, as well as grant of stock appreciation rights, restricted stock grants, restricted stock units and other equity rights. The 2015 Plan also allows for tax withholding obligations related to stock option exercises or restricted stock awards to be satisfied through the retention of shares otherwise released upon vesting.

The 2015 Plan includes an automatic annual increase mechanism equal to the lower of 3% of the outstanding shares of all classes of the SunPower’s common stock measured on the last day of the immediately preceding fiscal year, 6.0 million shares, or such other number of shares as determined by SunPower’s Board of Directors. Subsequent to the adoption of the 2015 Plan, no new awards are being granted under the 2005 Plan or the PowerLight Plan. Outstanding awards granted under these plans continue to be governed by their respective terms. As of December 31, 2017, approximately 8.8 million shares were available for grant under the 2015 Plan.

Incentive stock options, nonstatutory stock options, and stock appreciation rights may be granted at no less than the fair value of the common stock on the date of grant. The options and rights become exercisable when and as determined by SunPower’s Board of Directors, although these terms generally do not exceed ten years for stock options. Under the 2005 Plan, the options typically vest over five years with a one-year cliff and monthly vesting thereafter. Under the PowerLight Plan, the options typically vest over five years with yearly cliff vesting. SunPower has not granted stock options since fiscal 2008, and accordingly all outstanding options are fully vested. Under the 2005 and 2015 plans, the restricted stock grants and restricted stock units typically vest in three equal installments annually over three years.

The majority of shares issued are net of the minimum statutory withholding requirements that SunPower pays on behalf of its employees. During fiscal year 2017, 2016 and 2015, SunPower withheld 0.6 million, 1.0 million and 1.4 million shares, respectively, to satisfy the employees' tax obligations. SunPower pays such withholding requirements in cash to the appropriate taxing authorities. Shares withheld reduce the number of shares outstanding upon vesting.

There were no options outstanding and exercisable as of December 31, 2017 and 322 options exercised in fiscal year 2017. The intrinsic value of options exercised in fiscal years 2017, 2016 and 2015 were $1.7 thousand, zero, and $1.0 million, respectively. There were no stock options granted in fiscal years 2017, 2016 and 2015.

The following table summarizes SunPower’s restricted stock activities:

	Restricted Stock Awards and Units
		Weighted-Average
	Shares	Grant Date Fair Value
	(in thousands)	Per Share (in dollars) (a)
Outstanding as of December 28, 2014	6,555	18.88
Granted	2,695	29.77
Vested (b)	(3,560)	15.31
Forfeited	(627)	22.99
Outstanding as of January 3, 2016	5,063	26.68
Granted	4,978	18.81
Vested (b)	(2,837)	23.47
Forfeited	(1,057)	26.30
Outstanding as of January 1, 2017	6,147	21.85
Granted	4,863	6.76
Vested (b)	(1,738)	25.87
Forfeited	(1,979)	18.15
Outstanding as of January 1, 2018	7,293	21.85

(a)SunPower estimates the fair value of the restricted stock unit awards as the stock price on the grant date.

(b)Restricted stock awards and units vested include shares withheld on behalf of employees to satisfy the minimum statutory tax withholding requirements.

D.  Share-based payment expense

Share-based payment expense before tax was broken down as follows:

As of December 31,
(M$)	2017	2016	2015
Total restricted shares plans	135	113	71
SunPower plans	31	28	78
Capital increase reserved for employees	16	—	30
Total	182	141	179

In 2015, 2016 and 2017, no new TOTAL share subscription option plan has been decided.

During the year 2017, the main assumptions used for the valuation of the cost of the capital increase reserved for employees were the following:

For the year ended December 31,	2017
Date of the Board of Directors meeting that decided the issue	July 27, 2016
Subscription price (€) (a)	38.10
Share price at the reference date (€) (b)	46.98
Number of shares (in millions)	9.35
Risk free interest rate (%) (c)	0.13
Employees loan financing rate (%) (d)	5.02
Non transferability cost (% of the reference’s share price)	20.62
Expenses ($ million)	16.00

(a)Average of the closing TOTAL share prices during the twenty trading days prior to the subscription period, after deduction of a 20% discount.

(b)Share price on March 15, 2017, date on which the Chief Executive Officer set the subscription period.

(c)Zero coupon Euro swap rate at 5 years.

(d)The employees’ loan financing rate is based on a 5 year consumer’s credit rate.